Net Loss Per Share - Computation of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (50,981)	[1]	$ (53,208)	[1]	$ (152,142)	$ (128,389)
Benefit related to the redemption of Series A-1 redeemable convertible preferred stock at less than the carrying value					3,871
Net loss attributable to common stockholders					$ (148,271)	$ (128,389)
Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	127,225,535		60,944,732		73,643,315	44,209,264
Net loss per share attributable to common stockholders, basic and diluted	$ (0.40)		$ (0.87)		$ (2.01)	$ (2.90)

[1]	Historical share and capital amounts were retroactively restated for reverse recapitalization as described in Note 1, Nature of Operations.